UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2005

Date of reporting period: 12/31/2004

Item 1. Schedule of Investments.

  SCHEDULE OF INVESTMENTS (UNAUDITED)
Nicholas Fund, Inc.
AS OF: 12/31/04

                                                                                             VALUE
                                                                                        --------------

Commercial Paper   (  4.57%)
-------------------------------------------------------------
         1,000,000   ConAgra Foods, Inc. 01/04/05, 2.27%                                $      999,937
         4,000,000   Fiserv, Inc. 02/11/05, 2.50%                                            3,989,167
         2,500,000   Fiserv, Inc. 02/07/05, 2.50%                                            2,493,924
         5,000,000   Fiserv, Inc. 01/25/05, 2.45%                                            4,992,514
         3,500,000   Fiserv, Inc. 01/13/05, 2.45%                                            3,497,618
         2,000,000   Fiserv, Inc. 01/13/05, 2.40%                                            1,998,667
         4,500,000   General Electric Capital Corporation                                    4,493,474
                     01/26/05, 2.27%
         3,000,000   General Electric Capital Corporation                                    2,992,622
                     02/10/05, 2.33%
         5,000,000   General Electric Capital Corporation                                    4,985,846
                     02/15/05, 2.37%
         3,000,000   General Electric Capital Corporation                                    2,989,533
                     02/25/05, 2.37%
         3,000,000   John Deere Capital Corporation 01/27/05, 2.35%                          2,995,300
         1,500,000   John Deere Capital Corporation 01/12/05, 2.24%                          1,499,160
         1,500,000   John Deere Capital Corporation 02/22/05, 2.46%                          1,494,875
         3,500,000   John Deere Capital Corporation 02/08/05, 2.41%                          3,491,565
         4,500,000   John Deere Capital Corporation 02/03/05, 2.42%                          4,490,623
         4,000,000   John Deere Capital Corporation 01/18/05, 2.26%                          3,996,233
         4,000,000   Kraft Foods, Inc. 01/28/05, 2.40%                                       3,993,333
         4,000,000   Kraft Foods, Inc. 02/04/05, 2.42%                                       3,991,396
         4,000,000   Kraft Foods, Inc. 01/24/05, 2.41%                                       3,994,377
         3,500,000   Kraft Foods, Inc. 01/14/05, 2.30%                                       3,497,540
         3,500,000   Prudential Financial, Inc. 01/20/05, 2.20%                              3,496,364
         3,500,000   Prudential Financial, Inc. 02/09/05, 2.40%                              3,491,367
         4,000,000   SBC Communications Inc. 02/17/05, 2.35%                                 3,988,250
         3,000,000   Schering-Plough Corporation 01/07/05, 2.37%                             2,999,210
         3,500,000   Schering-Plough Corporation 01/04/05, 2.35%                             3,499,771
         4,000,000   Schering-Plough Corporation 01/12/05, 2.45%                             3,997,550
         4,000,000   Schering-Plough Corporation 01/10/05, 2.45%                             3,998,094
         3,000,000   Time Warner Cable, Inc. 02/01/05, 2.46%                                 2,994,055
         2,500,000   Toyota Credit de Puerto Rico Corporation 01/05/05, 2.12%                2,499,705
         2,500,000   Walt Disney Company (The) 01/31/05, 2.35%                               2,495,430
         3,500,000   Walt Disney Company (The) 01/10/05, 2.15%                               3,498,537
         3,000,000   Walt Disney Company (The) 01/21/05, 2.23%                               2,996,655
         3,000,000   Walt Disney Company (The) 01/19/05, 2.18%                               2,997,094
         3,000,000   Walt Disney Company (The) 01/11/05, 2.21%                               2,998,527
         1,500,000   Walt Disney Company (The) 01/25/05, 2.30%                               1,497,892
                                                                                        --------------
                                                                                           114,326,202
                                                                                                          --------------
TOTAL Commercial Paper   (COST: $  114,326,202)                                                              114,326,202
                                                                                                          ==============
Common Stocks   ( 95.42%)
-------------------------------------------------------------
     Consumer Discretionary Consumer Durables & Apparel   (  1.59%)

            40,000   Black & Decker Corporation (The)                                        3,533,200
            30,000   NVR, Inc.                                                      (*)     23,082,000
           400,000   Yankee Candle Company, Inc. (The)                              (*)     13,272,000
                                                                                        --------------
                                                                                            39,887,200
     Consumer Discretionary Hotels, Restaurants & Leisure   (  2.38%)

           600,000   Outback Steakhouse, Inc.                                               27,468,000
           680,000   Yum! Brands, Inc.                                                      32,082,400
                                                                                        --------------
                                                                                            59,550,400
     Consumer Discretionary Media   (  2.09%)

         3,125,484   DIRECTV Group, Inc. (The)                                      (*)     52,320,602
                                                                                        --------------
                                                                                            52,320,602
     Consumer Discretionary Retail   ( 10.36%)

           500,000   Autozone, Inc.                                                 (*)     45,655,000
         1,250,000   Home Depot, Inc. (The)                                                 53,425,000
         1,831,000   IAC/InterActiveCorp                                            (*)     50,572,220
         1,150,000   O'Reilly Automotive, Inc.                                      (*)     51,807,500
         2,300,000   TJX Companies, Inc. (The)                                              57,799,000
                                                                                        --------------
                                                                                           259,258,720
     Consumer Staples Food, Beverage & Tobacco   (  2.51%)

         1,350,000   Constellation Brands, Inc. - Class A                           (*)     62,788,500
                                                                                        --------------
                                                                                            62,788,500
     Consumer Staples Food & Staple Retail   (  4.09%)

         1,265,000   CVS Corporation                                                        57,013,550
         1,180,000   Walgreen Co.                                                           45,276,600
                                                                                        --------------
                                                                                           102,290,150
     Consumer Staples Household & Personal Products   (  2.24%)

         1,154,100   Alberto-Culver Company                                                 56,054,637
                                                                                        --------------
                                                                                            56,054,637
     Energy Energy   (  7.12%)

           860,000   ChevronTexaco Corporation                                              45,158,600
         2,200,000   El Paso Corporation                                                    22,880,000
           480,000   EnCana Corporation                                                     27,388,800
           700,000   Kayne Anderson MLP Investment Company                          (*)     17,500,000
         1,605,725   Kinder Morgan Management, LLC                                  (*)     65,353,014
                                                                                        --------------
                                                                                           178,280,414
     Financials Banks   (  6.07%)

           820,000   Bank Mutual Corporation                                                 9,979,400
         1,083,218   Fifth Third Bancorp                                                    51,214,547
         2,054,126   Marshall & Ilsley Corporation                                          90,792,369
                                                                                        --------------
                                                                                           151,986,316
     Financials Diversified   (  6.30%)

         1,536,000   Affiliated Managers Group, Inc.                                (*)    104,048,640
           950,000   American Express Company                                               53,551,500
                                                                                        --------------
                                                                                           157,600,140
     Financials Insurance   ( 14.91%)

             1,569   Berkshire Hathaway Inc. - Class A                              (*)    137,915,100
            30,000   Brown & Brown, Inc.                                                     1,306,500
         1,077,700   Mercury General Corporation                                            64,575,784
         1,449,900   Protective Life Corporation                                            61,896,231
         1,135,250   W.R. Berkley Corporation                                               53,549,743
           470,000   WellPoint, Inc.                                                (*)     54,050,000
                                                                                        --------------
                                                                                           373,293,358
     Health Care Equipment   (  7.59%)

         1,350,000   Boston Scientific Corporation                                  (*)     47,992,500
           550,000   DENTSPLY International Inc.                                            30,910,000
         1,035,344   Fisher Scientific International Inc.                           (*)     64,584,759
           936,196   Medtronic, Inc.                                                        46,500,855
                                                                                        --------------
                                                                                           189,988,114
     Health Care Services   ( 12.81%)

         1,211,087   Cardinal Health, Inc.                                                  70,424,709
         1,580,000   DaVita, Inc.                                                   (*)     62,457,400
         2,512,037   Health Management Associates, Inc.                                     57,073,481
         2,100,000   Renal Care Group, Inc.                                         (*)     75,579,000
         1,240,000   Universal Health Services, Inc.- Class B                               55,180,000
                                                                                        --------------
                                                                                           320,714,590
     Health Care Pharmaceuticals & Biotechnology   (  8.14%)

           547,200   Abbott Laboratories                                                    25,526,880
           950,000   Bristol-Myers Squibb Company                                           24,339,000
           425,000   Eli Lilly and Company                                                  24,118,750
         1,700,000   Pfizer Inc.                                                            45,713,000
         1,850,000   Schering-Plough Corporation                                            38,628,000
         1,070,000   Wyeth                                                                  45,571,300
                                                                                        --------------
                                                                                           203,896,930
     Industrials Capital Goods   (  3.47%)

           330,000   General Dynamics Corporation                                           34,518,000
         1,200,000   Pentair, Inc.                                                          52,272,000
                                                                                        --------------
                                                                                            86,790,000
     Industrials Commercial Services & Supplies   (  1.96%)

         2,100,000   Cendant Corporation                                                    49,098,000
                                                                                        --------------
                                                                                            49,098,000
     Information Technology Software & Services   (  1.80%)

           750,000   Affiliated Computer Services, Inc.                             (*)     45,142,500
                                                                                        --------------
                                                                                            45,142,500
                                                                                                          --------------
TOTAL Common Stocks   (COST: $   1,303,021,108)                                                            2,388,940,570
                                                                                                          ==============
Variable Rate Demand Note   (  0.12%)
-------------------------------------------------------------
         3,063,536   U.S. Bank N.A.                                                          3,063,536
                                                                                        --------------
                                                                                             3,063,536
                                                                                                          --------------
TOTAL Variable Rate Demand Note   (COST: $    3,063,536)                                                       3,063,536
                                                                                                          ==============

TOTAL SECURITY HOLDINGS  (100.11%):                                                                      2,506,330,308
LIABILITIES, LESS OTHER ASSETS (-0.11%):                                                                    -2,774,960
                                                                                                          --------------
TOTAL NET ASSETS:                                                                                         $2,503,555,348
                                                                                                          ==============

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of December 31, 2004, investment cost for federal tax purposes was $1,421,983,624 and the tax basis components of unrealized appreciation/depreciation were as follows:

              Unrealized appreciation ....................... $1,099,179,054
              Unrealized depreciation .......................    (14,832,370)
                                                              --------------
              Net unrealized appreciation ................... $1,084,346,684
                                                              --------------
                                                              --------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a)  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 02/15/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 02/15/2005